Note 10 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Allocated Share-based Compensation Expense	$ 4,201
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	4,873
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ (672)